NICHOLAS EQUITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)

AS OF JUNE 30, 2019

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS—95.13%
	Communication Services—Media & Entertainment—2.14%
75,000	Cinemark Holdings, Inc.	$2,707,500
41,000	Walt Disney Company (The)	5,725,240

		8,432,740

	Consumer Discretionary—Durables & Apparel—1.39%
52,000	Hasbro, Inc.	5,495,360

	Consumer Discretionary—Retailing—7.08%
52,500	Genuine Parts Company	5,437,950
28,500	Home Depot, Inc. (The)	5,927,145
132,800	IAA, Inc. *	5,149,984
79,000	Target Corporation	6,842,190
86,500	TJX Companies, Inc. (The)	4,574,120

		27,931,389

	Consumer Discretionary—Services—0.76%
43,646	Cedar Fair, L.P.	2,081,478
18,500	Six Flags Entertainment Corporation	919,080

		3,000,558

	Consumer Services—Telecommunications Services—2.12%
250,000	AT&T Inc.	8,377,500

	Consumer Staples—Food, Beverage & Tobacco—6.76%
145,000	Coca-Cola Company (The)	7,383,400
50,000	Conagra Brands, Inc.	1,326,000
160,000	General Mills, Inc.	8,403,200
46,500	Ingredion Incorporated	3,835,785
72,500	Philip Morris International Inc.	5,693,425

		26,641,810

SHARES OR PRINCIPAL AMOUNT		VALUE
	Consumer Staples—Household & Personal Products—1.64%
59,000	Proctor & Gamble Company (The)	6,469,350

	Energy—Energy—4.30%
79,500	Chevron Corporation	9,892,980
136,250	EnLink Midstream, LLC	1,374,763
119,100	Enterprise Products Partners L.P.	3,438,417
80,183	Williams Companies, Inc. (The)	2,248,331

		16,954,491

	Financials—Banks—6.34%
325,000	First Horizon National Corporation	4,852,250
74,000	JPMorgan Chase & Co.	8,273,200
47,500	PNC Financial Services Group, Inc. (The)	6,520,800
112,500	Webster Financial Corporation	5,374,125

		25,020,375

	Financials—Diversified—3.16%
74,600	Cohen & Steers, Inc.	3,837,424
96,000	Northern Trust Corporation	8,640,000

		12,477,424

	Financials—Insurance—4.13%
100,000	Arthur J. Gallagher & Co.	8,759,000
51,000	Chubb Limited	7,511,790

		16,270,790

	Health Care—Equipment & Services—10.34%
103,500	Abbott Laboratories	8,704,350
112,500	Medtronic Public Limited Company	10,956,375
103,500	Quest Diagnostics Incorporated	10,537,335
25,000	ResMed Inc.	3,050,750
172,500	Smith & Nephew PLC sponsored ADR	7,510,650

		40,759,460

SHARES OR PRINCIPAL AMOUNT		VALUE
	Health Care—Pharmaceuticals, Biotechnology & Life Sciences—6.47%
109,500	Gilead Sciences, Inc.	7,397,820
76,000	Johnson & Johnson	10,585,280
173,500	Pfizer Inc.	7,516,020

		25,499,120

	Industrials—Capital Goods—8.85%
108,500	Emerson Electric Co.	7,239,120
25,000	Harris Corporation	4,728,250
37,500	Illinois Tool Works Inc.	5,655,375
20,500	Raytheon Company	3,564,540
40,000	Snap-on Incorporated	6,625,600
49,000	Stanley Black & Decker, Inc.	7,085,890

		34,898,775

	Industrials—Commercial & Professional Services—0.84%
132,800	KAR Auction Services, Inc.	3,320,000

	Information Technology—Hardware & Equipment—4.95%
51,400	Apple Inc.	10,173,088
122,500	Cisco Systems, Inc.	6,704,425
80,000	Corning Incorporated	2,658,400

		19,535,913

	Information Technology—Semiconductors & Semiconductor Equipment—5.10%
74,000	Analog Devices, Inc.	8,352,380
95,000	Intel Corporation	4,547,650
45,000	Microchip Technology Incorporated	3,901,500
28,000	Xilinx, Inc.	3,301,760

		20,103,290

	Information Technology—Software & Services—4.18%
23,500	Fidelity National Information Services, Inc.	2,882,980
101,500	Microsoft Corporation	13,596,940

		16,479,920

	Materials—4.64%
66,500	Avery Dennison Corporation	7,692,720
55,000	RPM International, Inc.	3,361,050
98,500	Sensient Technologies Corporation	7,237,780

		18,291,550

SHARES OR PRINCIPAL AMOUNT		VALUE
	Real Estate—Real Estate—7.02%
42,712	Digital Realty Trust, Inc.	5,031,046
10,000	Equinix, Inc.	5,042,900
107,500	QTS Realty Trust, Inc.—Class A	4,964,350
85,300	W.P. Carey Inc.	6,924,654
217,500	Weyerhaeuser Company	5,728,950

		27,691,900

	Utilities—2.92%
103,500	CMS Energy Corporation	5,993,685
66,000	WEC Energy Group, Inc.	5,502,420

		11,496,105

	TOTAL COMMON STOCKS (cost $288,093,673)	375,147,820

SHORT-TERM INVESTMENTS—6.26%
	U.S. Government Sercurities—5.07%
$4,000,000	U.S. Treasury Bill 07/02/2019, 2.263%	3,999,752
4,000,000	U.S. Treasury Bill 07/05/2019, 2.232%	3,999,022
5,000,000	U.S. Treasury Bill 07/18/2019, 1.974%	4,995,409
4,000,000	U.S. Treasury Bill 08/01/2019, 2.009%	3,993,186
3,000,000	U.S. Treasury Bill 08/13/2019, 2.052%	2,992,764

		19,980,133

	Money Market Fund—1.19%
4,706,111	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield 2.25%	4,706,111

	TOTAL SHORT-TERM INVESTMENTS (cost $24,686,244)	24,686,244

	TOTAL INVESTMENTS (cost $312,779,917)—101.39%	399,834,064

	LIABILITIES, NET OF OTHER ASSETS—(1.39)%	(5,489,803)

	TOTAL NET ASSETS (basis of percentages disclosed above)—100%	$394,344,261

%	of net assets.
*	Non-income producing.

As of June 30, 2019, investment cost for federal tax purposes was $311,722,680 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$93,612,095
Unrealized depreciation	(5,500,711)

Net unrealized appreciation	$88,111,384

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund’s investments relating to Financial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	-	quoted prices in active markets for identical investments

Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$375,147,820
Money Market Fund	4,706,111
Level 2 -
U.S. Government Securities	19,980,133
Convertible Preferred Stock(1)	—
Level 3 -
None	—

Total	$399,834,064

(1)	See Schedule above for further detail by industry.